DEFERRED INCOME TAXES - Expiry Dates of Tax Losses and AMT (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	$ 4,261
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	219
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	4
Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	172
Later than three years and not later than four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	74
Later than four years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,963
No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,829
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	4,943
Non-capital tax losses | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	343
Non-capital tax losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,035
Non-capital tax losses | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,131
Non-capital tax losses | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	150
Non-capital tax losses | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	973
Non-capital tax losses | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	164
Non-capital tax losses | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	147
Non-capital tax losses | Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	219
Non-capital tax losses | Not later than one year [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	218
Non-capital tax losses | Not later than one year [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Not later than one year [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1
Non-capital tax losses | Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	4
Non-capital tax losses | Later than one year and not later than two years [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2
Non-capital tax losses | Later than one year and not later than two years [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1
Non-capital tax losses | Later than one year and not later than two years [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than one year and not later than two years [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1
Non-capital tax losses | Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	172
Non-capital tax losses | Later than two years and not later than three years [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	119
Non-capital tax losses | Later than two years and not later than three years [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1
Non-capital tax losses | Later than two years and not later than three years [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than two years and not later than three years [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	52
Non-capital tax losses | Later than three years and not later than four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	74
Non-capital tax losses | Later than three years and not later than four years [member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2
Non-capital tax losses | Later than three years and not later than four years [member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	72
Non-capital tax losses | Later than three years and not later than four years [member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than three years and not later than four years [member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,963
Non-capital tax losses | Later than four years [Member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2
Non-capital tax losses | Later than four years [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,961
Non-capital tax losses | Later than four years [Member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | Later than four years [Member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | No maturity date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,511
Non-capital tax losses | No maturity date [Member] | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | No maturity date [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0
Non-capital tax losses | No maturity date [Member] | Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,131
Non-capital tax losses | No maturity date [Member] | Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	150
Non-capital tax losses | No maturity date [Member] | Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	973
Non-capital tax losses | No maturity date [Member] | UNITED KINGDOM
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	164
Non-capital tax losses | No maturity date [Member] | All other countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 93